STATEMENT OF OPERATIONS (Parenthetical) - Class B common stock	1 Months Ended		2 Months Ended
	Mar. 31, 2020 $ / shares	Feb. 29, 2020 $ / shares	Mar. 31, 2020 item $ / shares	Jan. 24, 2020 shares
Shares subject to forfeiture | shares				2,250,000
Subsequent event
Number of stock splits | item			2
Number of shares issued per share upon stock split | $ / shares	$ 0.20	$ 0.25	$ 1.5